Summary of Significant Accounting Policies (Unrecognized Tax Benefits) (Details) $ in Millions	Mar. 31, 2018 USD ($)
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 15.8